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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number 811-05083
                                   -----------

                               Van Eck Funds, Inc.
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                         99 Park Ave. New York, NY 10016
          -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          -------------------------------------------------------------
                     (Name and address of agent for service)

               Registrant's telephone number, including area code:
                                  212-687-5200
                                 --------------

                         Date of fiscal year end: 12/31
                                     ------

                        Date of reporting period: 9/30/05
                                    ---------

ITEM 1.  Schedule of Investments.


VAN ECK FUNDS, INC.--MID CAP VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
                                       NO. OF SHARES                 SECURITIES                                     VALUE
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS: 100.0%
CAPITAL GOODS - 7.0%
                                            5,150      Autoliv Inc                                                $  224,025
                                            8,496      Eastman Kodak Co.                                             206,708
                                            3,255      Energizer Holdings, Inc. +                                    184,559
                                           11,910      Freescale Semiconductor, Inc. (Class B) +                     280,838
                                            5,790      Lear Corp.                                                    196,686
                                           14,888      Mattel, Inc.                                                  248,332
                                            2,171      Tektronix, Inc.                                                54,774
                                                                                                                 -----------
                                                                                                                   1,395,922
                                                                                                                 -----------

CONSUMER DURABLES - 1.3%
                                              468      W.W. Grainger, Inc.                                            29,447
                                            2,843      Martin Marietta Materials, Inc.                               223,062
                                                                                                                 -----------
                                                                                                                     252,509
                                                                                                                 -----------

CONSUMER GOODS - 13.9%
                                            4,872      Albertson's, Inc.                                             124,967
                                           11,462      AutoNation, Inc. +                                            228,896
                                           13,064      Circuit City Stores, Inc.                                     224,178
                                            9,469      Dillards's, Inc.                                              197,713
                                            5,740      Federated Department Stores, Inc.                             383,834
                                            5,770      J.C. Penney Co., Inc.                                         273,613
                                            1,807      McCormick & Co. Inc. (Non-Voting Shares)                       58,962
                                            8,668      PepsiAmericas, Inc.                                           197,024
                                            3,266      Reynolds American, Inc.                                       271,143
                                            1,625      Sears Holding Corp. +                                         202,183
                                            8,549      Tyson Foods, Inc.                                             154,309
                                            5,455      UST, Inc.                                                     228,346
                                            4,862      Wendy's International, Inc.                                   219,519
                                                                                                                 -----------
                                                                                                                   2,764,687
                                                                                                                 -----------

CONSUMER NON-DURABLES - 0.3%
                                            1,028      Reebok International Ltd                                       58,154
                                                                                                                 -----------

ENERGY - 15.8%
                                            2,029      Amerada Hess Corp.                                            278,988
                                            9,206      American Electric Power Co., Inc.                             365,479
                                            4,404      Clorox Co.                                                    244,598
                                            8,751      DPL Inc.                                                      243,278
                                            7,714      Edison International                                          364,718
                                            5,307      Equitable Resources, Inc.                                     207,291
                                            2,113      Kinder Morgan, Inc.                                           203,186
                                            5,350      NRG Energy, Inc. +                                            227,910
                                              992      Overseas Shipholding Group, Inc.                               57,863
                                            6,844      Southern Union Co. +                                          176,370
                                            5,409      The Williams Companies, Inc.                                  135,495
                                            7,496      PNM Resources, Inc.                                           214,910
                                           10,802      Reliant Energy Inc. +                                         166,783
                                            2,893      Sunoco, Inc.                                                  226,233
                                            1,700      Xcel Energy, Inc.                                              33,337
                                                                                                                 -----------
                                                                                                                   3,146,439
                                                                                                                 -----------

FINANCE - 33.0%
                                               77      Alleghany Corp. +                                              23,562
                                            5,357      Allmerica Financial Corp. +                                   220,387
                                            1,057      American National Insurance Co.                               125,910
                                            8,995      AmeriCredit Corp. +                                           214,711
                                            3,905      AmerUs Group Co.                                              224,030
                                            8,195      Astoria Financial Corp.                                       216,512
                                            3,047      Bear Stearns Companies, Inc.                                  334,408
                                            3,083      CIGNA Corp.                                                   363,362
                                            4,541      CIT Group, Inc.                                               205,162
                                            4,895      Comerica Inc.                                                 288,316
                                            4,361      Commerce Bancshares Inc.                                      224,504
                                            5,175      Edwards (A.G.) Inc.                                           226,717
                                            4,944      Health Net, Inc. +                                            233,950
                                            4,619      Humana, Inc. +                                                221,158
                                            1,900      IndyMac Bancorp, Inc.                                          75,202
                                            5,366      Jefferson-Pilot Corp.                                         274,578
                                           10,055      Keycorp                                                       324,274
                                            5,605      Lincoln National Corp.                                        291,572
                                            2,636      M & T Bank Corp.                                              278,652
                                            1,209      MBIA, Inc.                                                     73,290
                                            3,816      MGIC Investment Corp.                                         244,987
                                            9,881      Old Republic International Corp.                              263,526
                                            1,456      PMI Group, Inc.                                                58,051
                                            3,709      Popular Inc.                                                   89,832
                                            7,219      Principal Financial Group                                     341,964
                                            1,090      Radian Group, Inc.                                             57,879
                                            5,143      Safeco Corp.                                                  274,533
                                            2,761      Stancorp Financial Group, Inc.                                232,476
                                            5,114      TCF Financial Corp.                                           136,800
                                            3,624      Torchmark Corp.                                               191,456
                                            4,172      UnumProvident Corp.                                            85,526
                                            2,344      WFS Financial, Inc. +                                         157,493
                                                                                                                 -----------
                                                                                                                   6,574,780
                                                                                                                 -----------


VAN ECK FUNDS, INC.--MID CAP VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
                                       NO. OF SHARES                 SECURITIES                                     VALUE
-----------------------------------------------------------------------------------------------------------------------------
HEALTHCARE - 1.4%
                                            3,516      AmerisourceBergen Corp.                                       271,787
                                                                                                                 -----------

MATERIALS - 4.8%
                                           10,294      Goodyear Tire & Rubber Co. +                                  160,483
                                            1,949      Lafarge North America Inc.                                    131,772
                                            5,528      Louisiana-Pacific Corp.                                       153,070
                                            4,554      Nucor Corp.                                                   268,640
                                            3,496      USG Corp. +                                                   240,245
                                                                                                                 -----------
                                                                                                                     954,210
                                                                                                                 -----------

REAL ESTATE - 7.1%
                                            1,583      AMB Property Corp.                                             71,077
                                            4,120      Apartment Investment & Management Co.                         159,774
                                           10,263      Crescent Real Estate Equities Co.                             210,494
                                            9,221      Equity Office Properties Trust                                301,619
                                            2,740      Meritage Homes Corp. +                                        210,048
                                            1,631      New Century Financial Corp.                                    59,156
                                            2,595      Ryland Group, Inc.                                            177,550
                                            5,176      Standard-Pacific Corp.                                        214,856
                                                                                                                 -----------
                                                                                                                   1,404,574
                                                                                                                 -----------

SERVICES - 4.0%
                                            5,666      Community Health Services Systems Inc. +                      219,897
                                           11,986      Convergys Corp. +                                             172,239
                                            5,877      Equifax, Inc.                                                 205,342
                                            2,839      Sierra Health Services, Inc. +                                195,522
                                                                                                                 -----------
                                                                                                                     793,000
                                                                                                                 -----------

TECHNOLOGY - 2.0%                           6,999      CenturyTel, Inc.                                              244,825
                                            6,517      PanAmSat Holding Corp.                                        157,711
                                                                                                                 -----------
                                                                                                                     402,536
                                                                                                                 -----------

TRANSPORTATION - 5.6%
                                            6,731      CSX Corp.                                                     312,857
                                            5,390      GATX Corp.                                                    213,175
                                            8,955      Laidlaw International, Inc.                                   216,442
                                              346      Norfolk Southern Corp.                                         14,034
                                            8,292      Sabre Holdings Corp.                                          168,162
                                           10,312      Swift Transportation Co., Inc. +                              182,522
                                                                                                                 -----------
                                                                                                                   1,107,192
                                                                                                                 -----------

UTILITIES - 3.8%
                                            6,972      KeySpan Corp.                                                 256,431
                                            6,981      Republic Services, Inc.                                       246,359
                                            6,299      Wisconsin Energy Corp.                                        251,456
                                                                                                                 -----------
                                                                                                                     754,246
                                                                                                                 -----------

TOTAL INVESTMENTS: 100.0%
 (Cost: $18,393,719)                                                                                              19,880,036
Other assets less liabilities: 0.0%                                                                                    7,135
                                                                                                                 -----------
NET ASSETS: 100.0%                                                                                               $19,887,171
                                                                                                                 ===========


+ Non-income producing


SECURITY VALUATION Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. As of June 23, 2003, the Fund began pricing securities traded on the NASDAQ stock market using the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Directors. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.

ITEM 2.  Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3
(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15
(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Van Eck Funds, Inc.


By Bruce J. Smith, Chief Financial Officer,   Van Eck Funds, Inc.

     /s/ Bruce J. Smith
     --------------------------------------------------

Date: November 28, 2005
      -----------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Keith J. Carlson, Chief Executive Officer, Van Eck Funds, Inc.
   ------------------------------------------------------------------

Date: November 28, 2005
      -----------------


By   /s/ Bruce J. Smith, Chief Financial Officer, Van Eck Funds, Inc.
     ----------------------------------------------------------------

Date: November 28, 2005
      -----------------